Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Detail) - EUR (€)
€ in Thousands
		Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables		€ 2	€ 36
Other current assets		8,127	7,975
Cash and cash equivalents		45,433	73,173
Financial liabilities – non-current portion		4,392	1,321
Financial liabilities – current portion			99
Trade and other payables		16,913	13,775
Total financial liabilities		4,392
Lease liabilities - non-current portion		10,467	11,278
Lease liabilities - current portion		1,655	1,425
Other current liabilities		4,026	4,510
Financial liabilities at amortised cost, category [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	[1]	4,392	1,321
Financial liabilities – current portion	[1]		99
Trade and other payables		16,913	13,775
Total financial liabilities		37,279	32,348
Lease liabilities - non-current portion	[2]	10,467	11,278
Lease liabilities - current portion	[2]	1,655	1,425
Other current liabilities		3,851	4,449
Financial liabilities at fair value, class [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	[1]	4,392	1,321
Financial liabilities – current portion	[1]		99
Trade and other payables		16,913	13,775
Total financial liabilities		37,279	32,348
Lease liabilities - non-current portion	[2]	10,467	11,278
Lease liabilities - current portion	[2]	1,655	1,425
Other current liabilities		3,851	4,449
Financial liabilities at carrying value [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	[1],[3]	4,392	1,321
Financial liabilities – current portion	[1],[3]		99
Trade and other payables	[3]	16,913	13,775
Total financial liabilities	[3]	37,279	32,348
Lease liabilities - non-current portion	[2],[3]	10,467	11,278
Lease liabilities - current portion	[2],[3]	1,655	1,425
Other current liabilities	[3]	3,851	4,449
Financial assets at carrying value [member]
Disclosure Of Financial Instruments [Line Items]
Other non-current financial assets	[3]	1,116	718
Trade and other receivables	[3]	2	36
Other current assets	[3]	6,379	5,788
Cash and cash equivalents	[3],[4]	45,433	73,173
Total financial assets	[3]	52,994	79,756
Other current financial assets	[3]	64	41
Financial assets at Fair value through profit or loss, category [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	[4]	45,433	73,173
Total financial assets		45,433	73,173
Financial assets at amortised cost, category [member]
Disclosure Of Financial Instruments [Line Items]
Other non-current financial assets		1,116	718
Trade and other receivables		2	36
Other current assets		6,379	5,788
Total financial assets		7,562	6,583
Other current financial assets		64	41
Financial assets at fair value [member]
Disclosure Of Financial Instruments [Line Items]
Other non-current financial assets		1,116	718
Trade and other receivables		2	36
Other current assets		6,379	5,788
Cash and cash equivalents	[4]	45,433	73,173
Total financial assets		52,994	79,756
Other current financial assets		€ 64	€ 41

[1]	(3) The fair value of financial liabilities is determined using level 1 measurements.
[2]	(4) The fair value of lease liabilities is determined using level 2 measurements.
[3]	(1) The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
[4]	(2) Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.